Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]	Total
Balances, value at Dec. 31, 2008	$ 2,442	$ (169,914)	$ 108,374	$ 238,219	$ 106,690	$ 285,811
Balances, shares at Dec. 31, 2008	244,221
Net income				138,182	25,759	163,941
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		1,351				1,351
Change in fair value of interest rate swap contract and amortization of expense into net income, net		48,321				48,321
Exercises of stock options and related tax matters, value	16		10,734			10,750
Exercises of stock options and related tax matters, shares	1,632					1,632
Issuances of deferred stock and restricted stock and related tax matters, value	27		(1,376)			(1,349)
Issuances of deferred stock and restricted stock and related tax matters, shares	2,664
Stock-based compensation expense			10,867			10,867
Distributions to noncontrolling shareholders					(29,227)	(29,227)
Incremental costs of certain transactions with noncontrolling shareholders			(1,054)			(1,054)
Restructuring of a joint venture with Novant Health, Inc., net (see Note 4)			(31,014)		(28,206)	(59,220)
Reclassification to redeemable equity securities					(68,571)	(68,571)
Balances, value at Dec. 31, 2009	2,485	(120,242)	96,531	376,401	6,445	361,620
Balances, shares at Dec. 31, 2009	248,517
Net income				150,069	22,179	172,248
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		221				221
Change in fair value of interest rate swap contract and amortization of expense into net income, net		(11,103)				(11,103)
Exercises of stock options and related tax matters, value	11		11,328			11,339
Exercises of stock options and related tax matters, shares	1,094					1,094
Issuances of deferred stock and restricted stock and related tax matters, value	13		(3,185)			(3,172)
Issuances of deferred stock and restricted stock and related tax matters, shares	1,269
Stock-based compensation expense			18,366			18,366
Distributions to noncontrolling shareholders					(19,598)	(19,598)
Noncontrolling shareholder interests in an acquired business					3,565	3,565
Balances, value at Dec. 31, 2010	2,509	(131,124)	123,040	526,470	12,591	533,486
Balances, shares at Dec. 31, 2010	250,880
Net income				178,710	25,215	203,925
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		(741)				(741)
Change in fair value of interest rate swap contract and amortization of expense into net income, net		36,425				36,425
Exercises of stock options and related tax matters, value	16		16,237			16,253
Exercises of stock options and related tax matters, shares	1,563					1,563
Issuances of deferred stock and restricted stock and related tax matters, value	17		(7,587)			(7,570)
Issuances of deferred stock and restricted stock and related tax matters, shares	1,713
Stock-based compensation expense			25,169			25,169
Distributions to noncontrolling shareholders					(25,394)	(25,394)
Noncontrolling shareholder interests in an acquired business					3,563	3,563
Balances, value at Dec. 31, 2011	$ 2,542	$ (95,440)	$ 156,859	$ 705,180	$ 15,975	$ 785,116
Balances, shares at Dec. 31, 2011	254,156